Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended
	Feb. 24, 2014	Feb. 28, 2013	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2012	Jul. 31, 2009	Oct. 24, 2014 Subsequent Event [Member]	Mar. 31, 2014 Gaithersburg, Maryland [Member] sqft	Dec. 31, 2013 Gaithersburg, Maryland [Member] sqft	Mar. 31, 2014 Gaithersburg, Maryland [Member] December 31, 2013 [Member]	Dec. 31, 2013 Gaithersburg, Maryland [Member] October 2017 [Member]	Mar. 31, 2014 Gaithersburg, Maryland [Member] Augest 2017 [Member]	Mar. 31, 2014 Durham, North Carolina [Member] sqft	Dec. 31, 2013 Durham, North Carolina [Member] sqft	Mar. 31, 2014 Durham, North Carolina [Member] December 31, 2018 [Member]	Dec. 31, 2013 Durham, North Carolina [Member] December 31, 2018 [Member]	Sep. 30, 2008 Minimum [Member]	Sep. 30, 2008 Maximum [Member]
Commitments and Contingencies [Line Items]
Estimated Research Development Cost																	$ 500,000	$ 700,000
Research And Development			374,000	368,000
Letter Of Credit						50,000
Deposit Interest Rate	0.10%						0.10%
Shares Issuable Contingent Condition Description				This exchange was contingent on the Companys attaining aggregate gross revenues for four consecutive quarters of at least $10,000,000 and if met would result in the issuance of 325,000 shares of the Companys Common stock.
Contingently Issuable Shares				325,000
Contingently Issuable Shares Amount					471,000
Operating Leases, Rent Expense										6,000	10,000	4,000			20,000	20,000
Operating Leases, Area								7,200	7,200				16,300	16,300
Business Acquisitions Contingent Consideration Shares Issuable			20,309,723	20,309,723
Operating Expense Recognized Value		$ 1,006,000